Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events
Subsequent events
29	Subsequent events

The Company has committed to maintaining investments in strategic projects and improving the provision of services considered essential for long-term growth. In addition, the Company has balanced its net debt to reduce in the long term its cost of capitalization or even reducing debt exposure, as shown below:

a. Business Acquisition of Eleva

As mentioned on Vasta 6K form with SEC (Securities Exchange Commission), the Company on February 22, 2021 announced the execution by its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), of a Sale and Purchase Agreement to acquire (the “Acquisition”), subject to certain conditions precedent, Editora Eleva S.A. (“Editora Eleva”), a K-12 education platform provider, from Eleva Educação S.A. (“Eleva”).

As consideration for the Acquisition in a business combination transaction, Vasta will pay a purchase price amounting to R$ 580 million, subject to certain pre-closing or post-closing price adjustments based on phased price adjustments. The consideration will be divided in installments over a 5-year period (each installment adjusted by the positive variation of 100% of CDI index. In addition to the Acquisition, Saber Serviços Educacionais S.A. (“Saber”), an affiliate of Cogna Group that operates the group’s proprietary schools, agreed to sell them, subject to certain conditions precedent (including, but not limited to, the satisfaction of all conditions precedent for closing of the Acquisition).

Upon closing of the Acquisition, Somos Sistemas and Eleva will enter into a commercial agreement setting forth the main terms that will guide a long-term partnership with Eleva, including the sales of learning systems materials to approximately 90% of the students of the schools currently owned by Eleva, as well as any greenfield or newly-acquired schools with the same business profile and all schools that are acquired from Saber Serviços Educacionais S.A. (“Saber”), an affiliate of Cogna Group, during a period of 10 years.

The commercial agreement also provides for a commercial discount amounting to R$ 15 million per year, valid for the first 4 years after execution of the commercial agreement and granted by Somos Sistemas for the benefit of Eleva. The consummation of the Acquisition is subject to certain customary conditions precedent, including the approval by Brazilian Administrative Council for Economic Defense (“CADE”), the Brazilian antitrust Council, and the closing of the sale of the schools by Saber as described above.

b. Business Acquisition of Sociedade Educacional da Lagoa Ltda.

On March 2, 2021, the Company announced the execution by its subsidiary, Somos Sistemas de Ensino S.A. (“Somos Sistemas”), of a Purchase Agreement to acquire (the “Acquisition”), subject to certain conditions precedent, Sociedade Educacional da Lagoa Ltda. (“SEL”). SEL provides technical and pedagogical services to education platforms, including the maintenance of such platforms, development and improvement of contents and training of professionals. Founded in 1997, SEL currently serves, direct or indirectly, 441 schools, 272 thousand K-12 students and approximately 503 thousand students in the post-secondary and continuing education segment.

The consideration paid is R$ 65,000, of which R$ 28,124 was paid in cash and the remaining balance subject to certain pre-closing or post-closing price adjustments based on phased price adjustments. The consideration will be divided in installments over a 4-year period (each installment adjusted by the positive variation of 100% of CDI index), which corresponds to a multiple of 7.6 times the EBITDA for the year ended December 31, 2020.

c. Intercompany Loans settled

As mentioned in Note 20, the Company kept a loan with Cogna Educação S.A, obtained on April 1, 2020, which accrued interest at CDI+3.75% and maturity date on April 1, 2021. On January 22, 2021, the Company paid the loan by R$ 20,950. The payment is based on continuous capital maintenance which the Company has continuously assessed the financials costs versus investment opportunities.